Employee Benefit Liabilities, Net (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of information about defined benefit plans [abstract]
Schedule of expenses recognized in comprehensive income (loss)
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Current service cost	$264	$282	$292
Interest expenses, net	22	24	25
Current service cost (income) due to the transfer of real yield from the compensation component to the royalties’ component in executive insurance policies before 2004	1	(1)	3
Total employee benefit expenses	287	305	320

Actual return on plan assets	$35	$158	$171

Schedule of expenses presented in statement of comprehensive income (loss)
	Year Ended December 31,
	2020	2019	2018
	U.S. Dollars in thousands

Cost of revenues	$195	$201	$175
Research and development	45	62	50
Selling and marketing	22	16	75
General and administrative	25	26	20

	$287	$305	$320

Schedule of plan liabilities, net
	December 31,
	2020	2019
	U.S. Dollars in thousands

Defined benefit obligation	$5,606	$5,058
Fair value of plan assets	4,200	(3,789)
Total liabilities, net	$1,406	$1,269

Schedule of changes in present value of defined benefit obligation
	2020	2019
	U.S. Dollars in thousands

Balance at January 1,	$5,058	$4,987
Interest costs	84	133
Current service cost	264	282
Benefits paid	(102)	(1,180)
Demographic assumptions	(3)	40)
Financial assumptions	(124)	292
Past Experience	33	108
Currency Exchange	396	396
Balance at December 31,	$5,606	$5,058

Schedule of changes in fair value of plan assets
	2020	2019
	U.S. Dollars in thousands

Balance at January 1,	$3,789	$4,200
Expected return	61	108
Contributions by employer	187	179
Benefits paid	(102)	(1,081)
Demographic assumptions	0	(4)
Financial assumptions	0	(2)
Past Experience	(28)	58
Current service cost due to the transfer of real yield from the compensation component to the royalties component in executive insurance policies before 2004	(1)	1
Currency exchange	294	330
Balance at December 31,	$4,200	$3,789

Schedule of principal assumptions underlying defined benefit plan
	2020	2019	2018
	%

Discount rate of the plan liability	1.8	2.79	2.02
Future salary increases	3.0	3.1	3.6